Other (Income), Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Component of Other Income, Nonoperating [Line Items]
Royalty (income), net	$ (1,520)	$ (1,249)	$ (2,829)
Equity in (income) of unconsolidated affiliates	(8,079)	(1,148)	5
Other (income), net	$ (9,599)	$ (2,397)	$ (2,824)